Brumadinho dam failure - Contingencies and other legal matters (Details) ha in Thousands, R$ in Billions, $ in Billions	1 Months Ended	12 Months Ended
	Jul. 31, 2020 ha item	Dec. 31, 2020 item	Aug. 26, 2020 BRL (R$)	Aug. 26, 2020 USD ($)
Contingencies
Total number of requests		207
Number of requests extinguished		204
Provision of bank or insurance guarantee			R$ 26.7	$ 5.1
Environmental projects
Contingencies
Number of parks in which environmental projects will be done	7
Area of property in which environmental projects will be done | ha	794